North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.8%
	COMMUNICATION SERVICES - 2.9%
6,572	Verizon Communications Inc.	$389,522

	CONSUMER DISCRETIONARY - 12.1%
1,839	The Home Depot, Inc.	524,189
4,006	Target Corp.	605,747
5,674	The TJX Co., Inc.	310,878
2,752	VF Corp.	180,944
		1,621,758
	CONSUMER STAPLES - 2.0%
4,562	Unilever PLC - ADR[1]	271,804

	ENERGY - 2.8%
27,376	Kinder Morgan, Inc. of Delaware	378,336

	FINANCIALS - 12.6%
781	BlackRock, Inc.	464,062
8,012	The Blackstone Group Inc. - Class A	424,236
1,982	CME Group Inc.	348,574
4,477	JPMorgan Chase & Co.	448,551
		1,685,423
	HEALTH CARE - 11.1%
2,965	AbbVie Inc.	283,958
2,994	Eli Lilly and Co.	444,280
3,493	Novartis AG - ADR[1]	300,608
1,497	UnitedHealth Group Inc.	467,887
		1,496,733
	INDUSTRIALS - 9.7%
2,509	Stanley Black & Decker Inc.	404,702
3,835	Waste Management, Inc.	437,190
1,896	Watsco, Inc.	464,501
		1,306,393
	INFORMATION TECHNOLOGY - 31.1%
7,460	Apple Inc.*	962,638
2,110	Automatic Data Processing, Inc.	293,480
1,411	Broadcom Inc.	489,829
7,898	Cisco Systems, Inc.*	333,454
2,937	Fidelity National Information Services, Inc.	443,046
4,344	Microsoft Corp.	979,702
5,646	Qualcomm Inc.	672,439
		4,174,588
	MATERIALS - 2.5%
1,340	Linde PLC[1]	334,652

	TOTAL COMMON STOCKS
	(Cost $7,763,267)	11,659,209

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
1,269		American Tower Corp.	316,171
4,234		Prologis, Inc.	431,275
		TOTAL REITS
		(Cost $705,738)	747,446

		SHORT-TERM INVESTMENT - 7.6%
1,022,840		First American Treasury Obligations Fund - Class X, 0.07%[2]	1,022,840
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,022,840)	1,022,840

		TOTAL INVESTMENTS - 100.0%
		(Cost $9,491,845)	13,429,495
		Liabilities in Excess of Other Assets - (0.0)%	(5,501)
		TOTAL NET ASSETS - 100.0%	$13,423,994

		ADR - American Depositary Receipt
		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

		The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:
		Cost of investments	$9,491,845
		Gross unrealized appreciation	4,019,570
		Gross unrealized depreciation	(81,920)
		Net unrealized appreciation on investments	$3,937,650

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
		reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
		refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	31.1%
Financials	12.6%
Consumer Discretionary	12.1%
Health Care	11.1%
Industrials	9.7%
Communication Services	2.9%
Energy	2.8%
Materials	2.5%
Consumer Staples	2.0%
Total Common Stocks	86.8%
REITs	5.6%
Short-Term Investment	7.6%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

North Square Oak Ridge Dividend Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$11,659,209	$-	$-	$11,659,209
REITs	747,446	-	-	747,446
Short-Term Investment	1,022,840	-	-	1,022,840
Total Investments	$13,429,495	$-	$-	$13,429,495

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.